Consolidated Statements of Shareholders' Equity (Deficit) In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares [Member] USD ($)	Ordinary shares [Member] CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Accumulated other comprehensive income (loss) [Member] USD ($)	Accumulated other comprehensive income (loss) [Member] CNY	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY	Class A Ordinary shares [Member] USD ($)	Class A Ordinary shares [Member] CNY	Class A Ordinary shares [Member] Ordinary shares [Member]	Class B Ordinary shares [Member] USD ($)	Class B Ordinary shares [Member] CNY	Class B Ordinary shares [Member] Ordinary shares [Member]
Beginning balance at Dec. 31, 2010		10,862		84		196,897		16,154		(202,273)
Beginning balance, shares at Dec. 31, 2010																230,768,220
Net income for the year		13,557								13,557					13,557
Other comprehensive income (loss)	(37)	(224)						(224)
Share-based compensation		50,154				50,154
Ending Balance at Dec. 31, 2011		74,349		84		247,051		15,930		(188,716)
Beginning balance, shares at Dec. 31, 2011																230,768,220
Net income for the year		4,243								4,243					4,243
Other comprehensive income (loss)	10	58						58
Repurchase and cancellation of ordinary shares, shares																(19,250,000)
Repurchase and cancellation of ordinary shares		(47,980)		(5)		(47,975)
Issuance of ordinary shares		43,006		5		43,001
Issuance of ordinary shares, shares																17,250,000
Share-based compensation		13,704				13,704
Dividend declared		(90,000)								(90,000)
Ending Balance at Dec. 31, 2012		(2,620)		84		255,781		15,988		(274,473)
Ending Balance , shares at Dec. 31, 2012																228,768,220
Net income for the year	17,519	106,054								106,054	17,519	106,054		15,723	95,179
Other comprehensive income (loss)	(908)	(5,496)						(5,496)
Issuance of ordinary shares from private placement		91,994		3		91,991
Issuance of ordinary shares from private placement, shares														11,538,462		11,538,462
Issuance of ordinary shares from exercise of share options		3,263		1		3,262
Issuance of ordinary shares from exercise of share options, shares																2,660,000
Issuance of ordinary shares from conversion of convertible note	25,000	153,325		6		153,319
Issuance of ordinary shares from conversion of convertible note, shares														19,230,769		19,230,769
Issuance of ordinary shares		455,339		20		455,319
Issuance of ordinary shares, shares													66,539,000
Share-based compensation		7,561				7,561
Ending Balance at Dec. 31, 2013	$ 133,707	809,420	$ 19	114	$ 159,776	967,233	$ 1,733	10,492	$ (27,821)	(168,419)
Ending Balance , shares at Dec. 31, 2013													66,539,000			262,197,451